Deferred development costs (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Development Costs [Abstract]
Disclosure of detailed information about deferred development costs [Table Text Block]
$

Cost at March 31, 2021	4,463,748
Additions	1,858,780
Cost at March 31, 2022	6,322,528

Amortization and impairment at March 31, 2021	-
Amortization	105,375
Amortization and impairment at March 31, 2022	105,375

Net book value at March 31, 2022	6,217,153

Cost at March 31, 2020	1,554,584
Additions	2,909,164
Cost at March 31, 2021	4,463,748

Amortization and impairment at March 31, 2020	-
Amortization	-
Amortization and impairment at March 31, 2021	-

Net book value at March 31, 2021	4,463,748